Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	0001667919
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000246552 [Member]
Shareholder Report [Line Items]
Fund Name	FT Raymond James Multicap Growth Equity ETF
Class Name	FT Raymond James Multicap Growth Equity ETF
Trading Symbol	RJMG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Raymond James Multicap Growth Equity ETF (the “Fund”) for the year of June 1, 2024 to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RJMG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RJMG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Raymond James Multicap Growth Equity ETF	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.70% for the 12 months ended May 31, 2025. The Fund underperformed its benchmark, the Russell 3000® Growth Index, which returned 17.04% for the Period.
This underperformance was due to:
  Sector Drivers: The Communication Services and Information Technology sectors were the top contributing sectors during the Period, while the Industrials and Materials sectors were the biggest detracting sectors during the Period.
  Security Selection: Security selection in the Communication Services and Health Care sectors aided performance during the Period, while selection in the Financials and Consumer Discretionary sectors were a headwind during the Period.
  Sector Positioning: As of the end of the Period, the portfolio maintained an overweight in the Financials and Real Estate sectors. In addition, the portfolio was underweight in the Information Technology and Communication Services sectors relative to the benchmark.
  Market-Cap Positioning: As of the end of the Period, the portfolio maintained a broad diversification across Market Caps with an underweight in Large Caps relative to the benchmark, which was a headwind to performance during the Period due to top names concentration in the benchmark and outperformance relative to the rest of the market.

Top Contributors/Detractors during the Period:
  Top contributors to the Fund’s performance during the Period included Spotify Technology S.A., which contributed 2.3% to the Fund’s performance; Guidewire Software, Inc., which contributed 1.94% to the Fund’s performance; and Natera, Inc., which contributed 1.19% to the Fund’s performance.
  Top detractors from the Fund’s performance during the Period included Flywire Corp., which detracted 1.24% from the Fund’s performance; Marvell Technology, Inc., which detracted 1.17% from the Fund’s performance; and Abercrombie & Fitch Co. Class A, which detracted 1.15% from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 17, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	1 Year	Since Inception (1/17/24)
FT Raymond James Multicap Growth Equity ETF	7.70%	10.73%
Russell 3000® Index	13.12%	18.38%
Russell 3000® Growth Index	17.04%	22.44%

Performance Inception Date	Jan. 17, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/RJMG for more recent performance information.
Net Assets	$ 12,620,172
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 95,659
Investment Company Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$12,620,172
Total number of portfolio holdings	40
Total advisory fee paid	$95,659
Portfolio turnover rate	145%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Shake Shack, Inc., Class A	2.8%
ROBLOX Corp., Class A	2.7%
Alphabet, Inc., Class A	2.7%
CME Group, Inc.	2.6%
DoorDash, Inc., Class A	2.6%
Check Point Software Technologies Ltd.	2.6%
Natera, Inc.	2.6%
Republic Services, Inc.	2.6%
Welltower, Inc.	2.6%
Meta Platforms, Inc., Class A	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Shake Shack, Inc., Class A	2.8%
ROBLOX Corp., Class A	2.7%
Alphabet, Inc., Class A	2.7%
CME Group, Inc.	2.6%
DoorDash, Inc., Class A	2.6%
Check Point Software Technologies Ltd.	2.6%
Natera, Inc.	2.6%
Republic Services, Inc.	2.6%
Welltower, Inc.	2.6%
Meta Platforms, Inc., Class A	2.6%

C000248655 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - March
Class Name	FT Vest U.S. Equity Max Buffer ETF - March
Trading Symbol	MARM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - March (the “Fund”) for the year of June 1, 2024 to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MARM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MARM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - March	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.25% for the twelve months ended May 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 13.52% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	2.36%
Changes in other Variables	6.74%
Expenses (pro-rated annual expense ratio)	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 26, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	1 Year	Since Inception (3/26/24)
FT Vest U.S. Equity Max Buffer ETF - March	8.25%	7.85%
S&P 500® Index	13.52%	12.91%

Performance Inception Date	Mar. 26, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/MARM for more recent performance information.
Net Assets	$ 135,759,690
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,420,502
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$135,759,690
Total number of portfolio holdings	4
Total advisory fee paid	$1,420,502
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	105.4%
Written Options	(6.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MARM or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2025, the Fund’s predetermined upside cap and downside buffer on Underlying ETF returns were reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MARM or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/MARM
C000250280 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Equal Weight Buffer ETF - June
Class Name	FT Vest U.S. Equity Equal Weight Buffer ETF - June
Trading Symbol	RSJN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - June (the “Fund”) for the period of June 21, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/RSJN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/RSJN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - June	$83(1)	0.85%(2)
(1)	The Fund commenced investment operations on June 21, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 83	[1]
Expense Ratio, Percent	0.85%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.14% for the period from the Fund’s inception on June 21, 2024 through May 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 9.53% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.61%
Changes in other Variables	1.33%
Expenses (pro-rated annual expense ratio)	-0.80%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 21, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (6/21/24)
FT Vest U.S. Equity Equal Weight Buffer ETF - June	6.14%
S&P 500® Equal Weight Index	8.58%
S&P 500® Index	9.53%

Performance Inception Date	Jun. 21, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ftportfolios.com/etf/RSJN for more recent performance information.
Net Assets	$ 25,594,447
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 198,142
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$25,594,447
Total number of portfolio holdings	5
Total advisory fee paid	$198,142
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	99.7%
Written Options	(0.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000250354 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - June
Class Name	FT Vest U.S. Equity Max Buffer ETF - June
Trading Symbol	JUNM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - June (the “Fund”) for the period of June 21, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/JUNM . You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/JUNM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - June	$83(1)	0.85%(2)
(1)	The Fund commenced investment operations on June 21, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 83	[3]
Expense Ratio, Percent	0.85%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.26% for the period from the Fund’s inception on June 21, 2024 through May 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 9.53% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	2.23%
Changes in other Variables	4.83%
Expenses (pro-rated annual expense ratio)	-0.80%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 21, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (6/21/24)
FT Vest U.S. Equity Max Buffer ETF - June	6.26%
S&P 500® Index	9.53%

Performance Inception Date	Jun. 21, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/JUNM for more recent performance information.
Net Assets	$ 59,136,472
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 635,830
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$59,136,472
Total number of portfolio holdings	4
Total advisory fee paid	$635,830
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	100.8%
Written Options	(1.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000251231 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - July
Class Name	FT Vest U.S. Equity Max Buffer ETF - July
Trading Symbol	JULM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - July (the “Fund”) for the period of July 24, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/JULM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/JULM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - July	$75(1)	0.85%(2)
(1)	The Fund commenced investment operations on July 24, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 75	[5]
Expense Ratio, Percent	0.85%	[6]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.58% for the period from the Fund’s inception on July 24, 2024 through May 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 10.19% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	1.94%
Changes in other Variables	4.37%
Expenses (pro-rated annual expense ratio)	-0.73%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 24, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (7/24/24)
FT Vest U.S. Equity Max Buffer ETF - July	5.58%
S&P 500® Index	10.19%

Performance Inception Date	Jul. 24, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ftportfolios.com/etf/JULM for more recent performance information.
Net Assets	$ 17,600,596
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 133,306
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$17,600,596
Total number of portfolio holdings	4
Total advisory fee paid	$133,306
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	102.6%
Written Options	(2.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000252052 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - August
Class Name	FT Vest U.S. Equity Max Buffer ETF - August
Trading Symbol	AUGM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - August (the “Fund”) for the period of August 16, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/AUGM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/AUGM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - August	$69(1)	0.85%(2)
(1)	The Fund commenced investment operations on August 16, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 69	[7]
Expense Ratio, Percent	0.85%	[8]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.25% for the period from the Fund’s inception on August 16, 2024 through May 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 7.56% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	1.40%
Changes in other Variables	3.52%
Expenses (pro-rated annual expense ratio)	-0.67%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 16, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (8/16/24)
FT Vest U.S. Equity Max Buffer ETF - August	4.25%
S&P 500® Index	7.56%

Performance Inception Date	Aug. 16, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ftportfolios.com/etf/AUGM for more recent performance information.
Net Assets	$ 17,799,346
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 152,033
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$17,799,346
Total number of portfolio holdings	3
Total advisory fee paid	$152,033
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	102.1%
Written Options	(2.5%)
Net Other Assets and Liabilities	0.4%
Total	100.0%

C000252053 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - September
Class Name	FT Vest U.S. Equity Max Buffer ETF - September
Trading Symbol	SEPM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - September (the “Fund”) for the period of September 20, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/SEPM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/SEPM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - September	$60(1)	0.85%(2)
(1)	The Fund commenced investment operations on September 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 60	[9]
Expense Ratio, Percent	0.85%	[10]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.61% for the period from the Fund’s inception on September 20, 2024 through May 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 4.61% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	0.75%
Changes in other Variables	2.45%
Expenses (pro-rated annual expense ratio)	-0.59%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 20, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (9/20/24)
FT Vest U.S. Equity Max Buffer ETF - September	2.61%
S&P 500® Index	4.61%

Performance Inception Date	Sep. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ftportfolios.com/etf/SEPM for more recent performance information.
Net Assets	$ 22,741,338
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 153,268
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$22,741,338
Total number of portfolio holdings	5
Total advisory fee paid	$153,268
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	102.0%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000252245 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Emerging Markets Buffer ETF - December
Class Name	FT Vest Emerging Markets Buffer ETF - December
Trading Symbol	TDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Emerging Markets Buffer ETF - December (the “Fund”) for the period of December 20, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/TDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/TDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Emerging Markets Buffer ETF - December	$44(1)	0.95%(2)
(1)	The Fund commenced investment operations on December 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 44	[11]
Expense Ratio, Percent	0.95%	[12]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.46% for the period from the Fund’s inception on December 20, 2024 through May 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 9.12% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.03%
Changes in other Variables	0.85%
Expenses (pro-rated annual expense ratio)	-0.42%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 20, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (12/20/24)
FT Vest Emerging Markets Buffer ETF - December	5.46%
MSCI Emerging Markets Index	9.12%

Performance Inception Date	Dec. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/TDEC for more recent performance information.
Net Assets	$ 13,676,563
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 32,420
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$13,676,563
Total number of portfolio holdings	5
Total advisory fee paid	$32,420
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	101.7%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000252246 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Emerging Markets Buffer ETF - March
Class Name	FT Vest Emerging Markets Buffer ETF - March
Trading Symbol	TMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Emerging Markets Buffer ETF - March (the “Fund”) for the period of March 21, 2025 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/TMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/TMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Emerging Markets Buffer ETF - March	$19(1)	0.95%(2)
(1)	The Fund commenced investment operations on March 21, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 19	[13]
Expense Ratio, Percent	0.95%	[14]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.35% for the period from the Fund’s inception on March 21, 2025 through May 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 2.91% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	1.39%
Changes in other Variables	-0.85%
Expenses (pro-rated annual expense ratio)	-0.19%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 21, 2025 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (3/21/25)
FT Vest Emerging Markets Buffer ETF - March	0.35%
MSCI Emerging Markets Index	2.91%

Performance Inception Date	Mar. 21, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ftportfolios.com/etf/TMAR for more recent performance information.
Net Assets	$ 2,003,962
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,504
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$2,003,962
Total number of portfolio holdings	5
Total advisory fee paid	$2,504
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	103.4%
Written Options	(4.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000252247 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Emerging Markets Buffer ETF - September
Class Name	FT Vest Emerging Markets Buffer ETF - September
Trading Symbol	TSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Emerging Markets Buffer ETF - September (the “Fund”) for the period of September 20, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/TSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/TSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Emerging Markets Buffer ETF - September	$67(1)	0.95%(2)
(1)	The Fund commenced investment operations on September 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 67	[15]
Expense Ratio, Percent	0.95%	[16]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.70% for the period from the Fund’s inception on September 20, 2024 through May 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 5.91% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	2.80%
Changes in other Variables	1.56%
Expenses (pro-rated annual expense ratio)	-0.66%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 20, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (9/20/24)
FT Vest Emerging Markets Buffer ETF - September	3.70%
MSCI Emerging Markets Index	5.91%

Performance Inception Date	Sep. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ftportfolios.com/etf/TSEP for more recent performance information.
Net Assets	$ 2,074,712
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 11,547
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$2,074,712
Total number of portfolio holdings	5
Total advisory fee paid	$11,547
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	100.5%
Written Options	(1.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000252364 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Uncapped Accelerator ETF - January
Class Name	FT Vest U.S. Equity Uncapped Accelerator ETF - January
Trading Symbol	UXJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Uncapped Accelerator ETF - January (the “Fund”) for the period of January 17, 2025 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/UXJA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/UXJA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Uncapped Accelerator ETF - January	$31(1)	0.85%(2)
(1)	The Fund commenced investment operations on January 17, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 31	[17]
Expense Ratio, Percent	0.85%	[18]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -2.04% for the period from the Fund’s inception on January 17, 2025 through May 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned -0.93% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	-1.33%
Changes in other Variables	-0.40%
Expenses (pro-rated annual expense ratio)	-0.31%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 17, 2025 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (1/17/25)
FT Vest U.S. Equity Uncapped Accelerator ETF - January	-2.04%
S&P 500® Index	-0.93%

Performance Inception Date	Jan. 17, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/UXJA for more recent performance information.
Net Assets	$ 4,390,851
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 11,225
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$4,390,851
Total number of portfolio holdings	4
Total advisory fee paid	$11,225
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	2.1%
Purchased Options	103.9%
Written Options	(5.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000252365 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Uncapped Accelerator ETF - April
Class Name	FT Vest U.S. Equity Uncapped Accelerator ETF - April
Trading Symbol	UXAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Uncapped Accelerator ETF - April (the “Fund”) for the period of April 17, 2025 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/UXAP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/UXAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Uncapped Accelerator ETF - April	$11(1)	0.85%(2)
(1)	The Fund commenced investment operations on April 17, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 11	[19]
Expense Ratio, Percent	0.85%	[20]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.48% for the period from the Fund’s inception on April 17, 2025 through May 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 12.08% for the same Period. This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	11.49%
Changes in other Variables	1.09%
Expenses (pro-rated annual expense ratio)	-0.10%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 17, 2025 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (4/17/25)
FT Vest U.S. Equity Uncapped Accelerator ETF - April	12.48%
S&P 500® Index	12.08%

Performance Inception Date	Apr. 17, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ftportfolios.com/etf/UXAP for more recent performance information.
Net Assets	$ 8,291,213
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 6,496
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$8,291,213
Total number of portfolio holdings	4
Total advisory fee paid	$6,496
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	2.0%
Purchased Options	114.0%
Written Options	(15.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000252366 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Uncapped Accelerator ETF - October
Class Name	FT Vest U.S. Equity Uncapped Accelerator ETF - October
Trading Symbol	UXOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Uncapped Accelerator ETF - October (the “Fund”) for the period of October 18, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/UXOC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/UXOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Uncapped Accelerator ETF - October	$53(1)	0.85%(2)
(1)	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 53	[21]
Expense Ratio, Percent	0.85%	[22]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -0.23% for the period from the Fund’s inception on October 18, 2024 through May 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 1.63% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	0.75%
Changes in other Variables	-0.45%
Expenses (pro-rated annual expense ratio)	-0.53%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 18, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (10/18/24)
FT Vest U.S. Equity Uncapped Accelerator ETF - October	-0.23%
S&P 500® Index	1.63%

Performance Inception Date	Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ftportfolios.com/etf/UXOC for more recent performance information.
Net Assets	$ 16,681,317
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 52,003
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$16,681,317
Total number of portfolio holdings	4
Total advisory fee paid	$52,003
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.7%
Purchased Options	104.0%
Written Options	(5.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000252370 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Equal Weight Buffer ETF - December
Class Name	FT Vest U.S. Equity Equal Weight Buffer ETF - December
Trading Symbol	RSDE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - December (the “Fund”) for the period of December 20, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/RSDE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/RSDE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - December	$38(1)	0.85%(2)
(1)	The Fund commenced investment operations on December 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 38	[23]
Expense Ratio, Percent	0.85%	[24]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.74% for the period from the Fund’s inception on December 20, 2024 through May 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 0.26% for the same Period. This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	-0.19%
Changes in other Variables	1.31%
Expenses (pro-rated annual expense ratio)	-0.38%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 20, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (12/20/24)
FT Vest U.S. Equity Equal Weight Buffer ETF - December	0.74%
S&P 500® Equal Weight Index	0.87%
S&P 500® Index	0.26%

Performance Inception Date	Dec. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ftportfolios.com/etf/RSDE for more recent performance information.
Net Assets	$ 19,272,842
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 55,479
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$19,272,842
Total number of portfolio holdings	5
Total advisory fee paid	$55,479
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	101.7%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000252371 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Equal Weight Buffer ETF - March
Class Name	FT Vest U.S. Equity Equal Weight Buffer ETF - March
Trading Symbol	RSMR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - March (the “Fund”) for the period of March 21, 2025 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/RSMR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/RSMR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - March	$17(1)	0.85%(2)
(1)	The Fund commenced investment operations on March 21, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 17	[25]
Expense Ratio, Percent	0.85%	[26]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.94% for the period from the Fund’s inception on March 21, 2025 through May 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 4.56% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	2.67%
Changes in other Variables	-1.56%
Expenses (pro-rated annual expense ratio)	-0.17%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 21, 2025 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (3/21/25)
FT Vest U.S. Equity Equal Weight Buffer ETF - March	0.94%
S&P 500® Equal Weight Index	2.06%
S&P 500® Index	4.56%

Performance Inception Date	Mar. 21, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ftportfolios.com/etf/RSMR for more recent performance information.
Net Assets	$ 6,107,287
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 8,067
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$6,107,287
Total number of portfolio holdings	5
Total advisory fee paid	$8,067
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	103.0%
Written Options	(4.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000252372 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Equal Weight Buffer ETF - September
Class Name	FT Vest U.S. Equity Equal Weight Buffer ETF - September
Trading Symbol	RSSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - September (the “Fund”) for the period of September 20, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/RSSE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/RSSE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - September	$59(1)	0.85%(2)
(1)	The Fund commenced investment operations on September 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 59	[27]
Expense Ratio, Percent	0.85%	[28]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.65% for the period from the Fund’s inception on September 20, 2024 through May 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 4.61% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	2.26%
Changes in other Variables	-1.02%
Expenses (pro-rated annual expense ratio)	-0.59%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 20, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (9/20/24)
FT Vest U.S. Equity Equal Weight Buffer ETF - September	0.65%
S&P 500® Equal Weight Index	0.86%
S&P 500® Index	4.61%

Performance Inception Date	Sep. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ftportfolios.com/etf/RSSE for more recent performance information.
Net Assets	$ 21,003,841
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 115,609
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$21,003,841
Total number of portfolio holdings	5
Total advisory fee paid	$115,609
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	100.7%
Written Options	(1.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000254273 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - April
Class Name	FT Vest U.S. Equity Max Buffer ETF - April
Trading Symbol	APXM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - April (the “Fund”) for the period of April 17, 2025 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/APXM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/APXM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - April	$11(1)	0.85%(2)
(1)	The Fund commenced investment operations on April 17, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 11	[29]
Expense Ratio, Percent	0.85%	[30]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.76% for the period from the Fund’s inception on April 17, 2025 through May 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 12.08% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	1.32%
Changes in other Variables	0.54%
Expenses (pro-rated annual expense ratio)	-0.10%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 17, 2025 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (4/17/25)
FT Vest U.S. Equity Max Buffer ETF - April	1.76%
S&P 500® Index	12.08%

Performance Inception Date	Apr. 17, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ftportfolios.com/etf/APXM for more recent performance information.
Net Assets	$ 6,750,292
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 5,143
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$6,750,292
Total number of portfolio holdings	4
Total advisory fee paid	$5,143
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Money Market Funds	1.0%
Purchased Options	111.3%
Written Options	(12.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000254274 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - December
Class Name	FT Vest U.S. Equity Max Buffer ETF - December
Trading Symbol	DECM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - December (the “Fund”) for the period of December 20, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/DECM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/DECM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - December	$38(1)	0.85%(2)
(1)	The Fund commenced investment operations on December 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 38	[31]
Expense Ratio, Percent	0.85%	[32]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.17% for the period from the Fund’s inception on December 20, 2024 through May 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 0.26% for the same Period. This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	-0.07%
Changes in other Variables	1.62%
Expenses (pro-rated annual expense ratio)	-0.38%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 20, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (12/20/24)
FT Vest U.S. Equity Max Buffer ETF - December	1.17%
S&P 500® Index	0.26%

Performance Inception Date	Dec. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ftportfolios.com/etf/DECM for more recent performance information.
Net Assets	$ 38,102,032
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 123,450
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$38,102,032
Total number of portfolio holdings	4
Total advisory fee paid	$123,450
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	101.4%
Written Options	(2.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000254275 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - February
Class Name	FT Vest U.S. Equity Max Buffer ETF - February
Trading Symbol	FEBM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - February (the “Fund”) for the period of February 21, 2025 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/FEBM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/FEBM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - February	$23(1)	0.85%(2)
(1)	The Fund commenced investment operations on February 21, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 23	[33]
Expense Ratio, Percent	0.85%	[34]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.45% for the period from the Fund’s inception on February 21, 2025 through May 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned -1.33% for the same Period. This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	-0.33%
Changes in other Variables	1.01%
Expenses (pro-rated annual expense ratio)	-0.23%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 21, 2025 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (2/21/25)
FT Vest U.S. Equity Max Buffer ETF - February	0.45%
S&P 500® Index	-1.33%

Performance Inception Date	Feb. 21, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ftportfolios.com/etf/FEBM for more recent performance information.
Net Assets	$ 54,236,745
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 97,754
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$54,236,745
Total number of portfolio holdings	4
Total advisory fee paid	$97,754
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	101.6%
Written Options	(2.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000254276 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - January
Class Name	FT Vest U.S. Equity Max Buffer ETF - January
Trading Symbol	JANM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - January (the “Fund”) for the period of January 17, 2025 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/JANM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/JANM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - January	$32(1)	0.85%(2)
(1)	The Fund commenced investment operations on January 17, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 32	[35]
Expense Ratio, Percent	0.85%	[36]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.74% for the period from the Fund’s inception on January 17, 2025 through May 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned -0.93% for the same Period. This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	-0.29%
Changes in other Variables	1.34%
Expenses (pro-rated annual expense ratio)	-0.31%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 17, 2025 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (1/17/25)
FT Vest U.S. Equity Max Buffer ETF - January	0.74%
S&P 500® Index	-0.93%

Performance Inception Date	Jan. 17, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/JANM for more recent performance information.
Net Assets	$ 30,521,160
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 79,531
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$30,521,160
Total number of portfolio holdings	4
Total advisory fee paid	$79,531
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	101.3%
Written Options	(2.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000254277 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - May
Class Name	FT Vest U.S. Equity Max Buffer ETF - May
Trading Symbol	MAYM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - May (the “Fund”) for the period of May 16, 2025 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/MAYM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/MAYM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - May	$4(1)	0.85%(2)
(1)	The Fund commenced investment operations on May 16, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 4	[37]
Expense Ratio, Percent	0.85%	[38]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.03% for the period from the Fund’s inception on May 16, 2025 through May 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned -0.74% for the same Period. This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	-0.13%
Changes in other Variables	0.20%
Expenses (pro-rated annual expense ratio)	-0.04%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 16, 2025 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (5/16/25)
FT Vest U.S. Equity Max Buffer ETF - May	0.03%
S&P 500® Index	-0.74%

Performance Inception Date	May 16, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ftportfolios.com/etf/MAYM for more recent performance information.
Net Assets	$ 14,683,724
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 3,431
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund net assets	$14,683,724
Total number of portfolio holdings	4
Total advisory fee paid	$3,431
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	103.1%
Written Options	(4.2%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000254278 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - November
Class Name	FT Vest U.S. Equity Max Buffer ETF - November
Trading Symbol	NOVM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - November (the “Fund”) for the period of November 15, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/NOVM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/NOVM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - November	$46(1)	0.85%(2)
(1)	The Fund commenced investment operations on November 15, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 46	[39]
Expense Ratio, Percent	0.85%	[40]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.67% for the period from the Fund’s inception on November 15, 2024 through May 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 1.44% for the same Period. This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	0.15%
Changes in other Variables	1.98%
Expenses (pro-rated annual expense ratio)	-0.46%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 15, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (11/15/24)
FT Vest U.S. Equity Max Buffer ETF - November	1.67%
S&P 500® Index	1.44%

Performance Inception Date	Nov. 15, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ftportfolios.com/etf/NOVM for more recent performance information.
Net Assets	$ 20,906,642
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 94,171
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$20,906,642
Total number of portfolio holdings	4
Total advisory fee paid	$94,171
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	101.4%
Written Options	(2.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000254279 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - October
Class Name	FT Vest U.S. Equity Max Buffer ETF - October
Trading Symbol	OCTM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - October (the “Fund”) for the period of October 18, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/OCTM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/OCTM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - October	$53(1)	0.85%(2)
(1)	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 53	[41]
Expense Ratio, Percent	0.85%	[42]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.71% for the period from the Fund’s inception on October 18, 2024 through May 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 1.63% for the same Period. This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	0.17%
Changes in other Variables	2.07%
Expenses (pro-rated annual expense ratio)	-0.53%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 18, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (10/18/24)
FT Vest U.S. Equity Max Buffer ETF - October	1.71%
S&P 500® Index	1.63%

Performance Inception Date	Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ftportfolios.com/etf/OCTM for more recent performance information.
Net Assets	$ 28,603,077
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 151,867
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$28,603,077
Total number of portfolio holdings	4
Total advisory fee paid	$151,867
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	101.2%
Written Options	(1.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000254587 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Quarterly Dynamic Buffer ETF
Class Name	FT Vest U.S. Equity Quarterly Dynamic Buffer ETF
Trading Symbol	FHDG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (the “Fund”) for the period of November 15, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/FHDG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/FHDG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	$47(1)	0.85%(2)
(1)	The Fund commenced investment operations on November 15, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 47	[43]
Expense Ratio, Percent	0.85%	[44]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.90% for the period from the Fund’s inception on November 15, 2024 through May 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 1.44% for the same Period. This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	0.37%
Changes in other Variables	1.99%
Expenses (pro-rated annual expense ratio)	-0.46%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 15, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (11/15/24)
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	1.90%
S&P 500® Index	1.44%

Performance Inception Date	Nov. 15, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ftportfolios.com/etf/FHDG for more recent performance information.
Net Assets	$ 20,174,823
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 32,382
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$20,174,823
Total number of portfolio holdings	5
Total advisory fee paid	$32,382
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	101.1%
Written Options	(2.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 15, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at https://www.ftportfolios.com/fund-documents/etf/FHDG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal period ended May 31, 2025, the Fund’s predetermined upside cap and downside buffer on Underlying ETF returns were periodically reset based upon prevailing market conditions at the start of each new quarterly Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 15, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at https://www.ftportfolios.com/fund-documents/etf/FHDG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	https://www.ftportfolios.com/fund-documents/etf/FHDG
C000254589 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF
Class Name	FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF
Trading Symbol	DHDG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (the “Fund”) for the period of October 18, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/DHDG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/DHDG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	$54(1)	0.85%(2)
(1)	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 54	[45]
Expense Ratio, Percent	0.85%	[46]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.72% for the period from the Fund’s inception on October 18, 2024 through May 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 1.63% for the same Period. This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	0.35%
Changes in other Variables	3.90%
Expenses (pro-rated annual expense ratio)	-0.53%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 18, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (10/18/24)
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	3.72%
S&P 500® Index	1.63%

Performance Inception Date	Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ftportfolios.com/etf/DHDG for more recent performance information.
Net Assets	$ 28,375,781
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 124,317
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$28,375,781
Total number of portfolio holdings	5
Total advisory fee paid	$124,317
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	106.3%
Written Options	(7.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at https://www.ftportfolios.com/fund-documents/etf/DHDG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal period ended May 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was periodically reset based upon prevailing market conditions at the start of each new quarterly Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at https://www.ftportfolios.com/fund-documents/etf/DHDG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	https://www.ftportfolios.com/fund-documents/etf/DHDG
C000255841 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Quarterly Max Buffer ETF
Class Name	FT Vest U.S. Equity Quarterly Max Buffer ETF
Trading Symbol	SQMX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Quarterly Max Buffer ETF (the “Fund”) for the period of December 20, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/SQMX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/SQMX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Quarterly Max Buffer ETF	$38(1)	0.85%(2)
(1)	The Fund commenced investment operations on December 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 38	[47]
Expense Ratio, Percent	0.85%	[48]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.89% for the period from the Fund’s inception on December 20, 2024 through May 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 0.26% for the same Period. This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	-0.08%
Changes in other Variables	2.35%
Expenses (pro-rated annual expense ratio)	-0.38%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 20, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2025)	Since Inception (12/20/24)
FT Vest U.S. Equity Quarterly Max Buffer ETF	1.89%
S&P 500® Index	0.26%

Performance Inception Date	Dec. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ftportfolios.com/etf/SQMX for more recent performance information.
Net Assets	$ 3,914,971
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 10,621
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$3,914,971
Total number of portfolio holdings	5
Total advisory fee paid	$10,621
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	101.6%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since December 20, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at https://www.ftportfolios.com/fund-documents/etf/SQMX or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal period ended May 31, 2025, the Fund’s predetermined upside cap and downside buffer on Underlying ETF returns were periodically reset based upon prevailing market conditions at the start of each new quarterly Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 20, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at https://www.ftportfolios.com/fund-documents/etf/SQMX or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	https://www.ftportfolios.com/fund-documents/etf/SQMX

[1]	The Fund commenced investment operations on June 21, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[2]	Annualized.
[3]	The Fund commenced investment operations on June 21, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[4]	Annualized.
[5]	The Fund commenced investment operations on July 24, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[6]	Annualized.
[7]	The Fund commenced investment operations on August 16, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[8]	Annualized.
[9]	The Fund commenced investment operations on September 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[10]	Annualized.
[11]	The Fund commenced investment operations on December 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[12]	Annualized.
[13]	The Fund commenced investment operations on March 21, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[14]	Annualized.
[15]	The Fund commenced investment operations on September 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[16]	Annualized.
[17]	The Fund commenced investment operations on January 17, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[18]	Annualized.
[19]	The Fund commenced investment operations on April 17, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[20]	Annualized.
[21]	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[22]	Annualized.
[23]	The Fund commenced investment operations on December 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[24]	Annualized.
[25]	The Fund commenced investment operations on March 21, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[26]	Annualized.
[27]	The Fund commenced investment operations on September 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[28]	Annualized.
[29]	The Fund commenced investment operations on April 17, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[30]	Annualized.
[31]	The Fund commenced investment operations on December 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[32]	Annualized.
[33]	The Fund commenced investment operations on February 21, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[34]	Annualized.
[35]	The Fund commenced investment operations on January 17, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[36]	Annualized.
[37]	The Fund commenced investment operations on May 16, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[38]	Annualized.
[39]	The Fund commenced investment operations on November 15, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[40]	Annualized.
[41]	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[42]	Annualized.
[43]	The Fund commenced investment operations on November 15, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[44]	Annualized.
[45]	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[46]	Annualized.
[47]	The Fund commenced investment operations on December 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[48]	Annualized.